Annual Fund Operating Expenses	Oct. 31, 2025
Palmer Square Income Plus Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Shareholder servicing fee	0.09%
Dividend and interest expense on short sales	0.05%
All other expenses	0.07%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.70%	[1],[2]
Palmer Square Income Plus Fund | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Shareholder servicing fee	0.00%
Dividend and interest expense on short sales	0.04%
All other expenses	0.04%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.57%	[1],[2]
Palmer Square Ultra-Short Duration Investment Grade Fund | Palmer Square Ultra-Short Duration Investment Grade Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Shareholder servicing fee	0.04%
All other expenses	0.35%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.14%)	[3]
Net Expenses (as a percentage of Assets)	0.50%	[4]

[1]	Because the Fund is new, “Other expenses” are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.75% of the average daily net assets of the Class I Shares and 0.60% of the average daily net assets of the Class T Shares. This agreement is in effect for two years from commencement of operations of the Fund, and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[3]	The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.50% of the average daily net assets of the Fund. This agreement is in effect for two years from commencement of operations of the Fund, and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[4]	Because the Fund is new, “Other expenses” are based on estimated amounts for the current fiscal year.